Nature of the Business and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of condensed consolidated statement of stockholders’ equity
	Class A Common Stock		Class V Common Stock		Additional Paid in Capital
	Shares	Amount	Shares	Amount
Redemption of Class H units	(125,101)	$—	—	$—	$(900)
Embry notes conversion	8,023,072	1	—	—	4,118
Warrants net settlement conversion	278,533	—	—	—	—
SAFEs conversion	7,466,891	1	454,077	—	86,099
PIPE and SPAC financing	44,797,894	4	—	—	377,654
Earn-out liability	—	—	—	—	(119,759)
Transaction expenses	—	—	—	—	(21,575)
Warrants liability	—	—	—	—	(74,408)
Reverse recapitalization on June 10, 2021	60,441,289	$6	454,077	$—	$251,229